      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

      REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-03877
               -------------------------------------------------
                       Investment Company Act file number

                              Z Seven Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                               1819 S. Dobson Road
                                    Suite 207
                            Mesa, Arizona 85202-5656
                             Attention: Barry Ziskin
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             Thomas R. Westle, Esq.
                                 Blank Rome LLP
                              The Chrysler Building
                              405 Lexington Avenue
                            New York, New York 10174
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 480-820-7482
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/10
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               Z-SEVEN FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               March 31, 2010

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	64.05%

	BIOTECHNOLOGY	1.16%
700	Techne Corp.		$ 44,583

	COMPUTER SERVICES	10.22%
7,700	Cognizant Technology Solutions Corp.*		392,546

	CONFECTION	8.62%
140	Lindt & Sprungli AG		331,279

	INFORMATION & RESEARCH SERVICES	7.549%
700	FactSet Research, Inc.		51,359
77,000	RPS Group PLC		238,602
			289,961

	INVESTMENT MANAGERS	15.95%
46,143	Rathbone Brothers PLC		612,691

	PHARMACEUTICALS	9.240%
2,697	Novartis AG		145,670
4,900	UCB SA		209,235
			354,905

	VETERINARY PRODUCTS	11.313%
19,600	PetMed Express, Inc.		434,532
	TOTAL COMMON STOCKS
			2,460,497

	OPTIONS	5.01%
Contracts
490	I Shares Russell 2000 Index Puts @$70.00, Expires April 2010		114,660
98	I Shares Russell 2000 Index Puts @$70.00, Expires May 2010		31,556
35	Mini-Nasdaq 100 Index Puts @$197.50, Expires April 2010		10,255
35	Mini-Nasdaq 100 Index Puts @$200.00, Expires April 2010		15,400
49	SPDR S&P 500 Index Puts @120.00, Expires May 2010		20,384
	TOTAL OPTIONS		192,255

	Total Securities	69.06%	$ 2,652,752
	Cash and Cash Equivalents	12.46%	478,719
	TOTAL INVESTMENTS	100.00%	$ 3,841,038

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 2,652,752
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total:		$ 2,652,752

 For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant
maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the
Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to
allow  timely  decisions   regarding  required   disclosure.   The  Registrant's
management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio
Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the
Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Z Seven Fund, Inc.
             -----------------------------

By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date: June 1,   2010
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date: June 1,     2010
      ------------------------------------

 By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Financial Officer

Date: June 1,    2010
      ------------------------------------